UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d)

OF THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

April 21, 2012 to May 21, 2012

Commission File Number of issuing entity: 333-160515-05

Volkswagen Auto Lease Trust 2011-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-160515

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Delaware

Delaware

State or other jurisdiction of incorporation or

organization of the issuing entity

45-6559271

11-365048-3

(I.R.S. Employer Identification Nos. for issuing entity and depositor, respectively)

2200 Ferdinand Porsche Drive, Herndon, Virginia	20171
(Address of principal executive offices of the issuing entity)	(Zip Code)

(703) 364-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Auto Lease Asset	☐	☐	☑
Backed Notes,
Series 2011-A,
Class A-1 Notes,
Class A- 2 Notes,
Class A-3 Notes and
Class A-4 Notes

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☑    No

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1.

No assets securitized by VW Credit, Inc. (the “Securitizer”) and held by Volkswagen Auto Lease Trust 2011-A were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from April 21, 2012 to May 21, 2012. Please refer to the Form ABS-15G filed by the Securitizer on February 14, 2012 for additional information. The CIK number of the Securitizer is 0000833733.

PART II—OTHER INFORMATION

Item 2. Legal Proceedings.

Not applicable

Item 3. Sales of Securities and Use of Proceeds.

Not applicable

Item 4. Defaults Upon Senior Securities.

Not applicable

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 6. Significant Obligors of Pool Assets.

Not applicable

Item 7. Significant Enhancement Provider Information.

Not applicable

Item 8. Other Information.

Not applicable

Item 9. Exhibits.

Exhibit 99.1 Monthly Distribution Report

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

May 21, 2012	VOLKSWAGEN AUTO LEASE TRUST 2011-A

By VW Credit, Inc. as Servicer

	By:	/s/ Roland Mai
		Name:	Roland Mai
		Title:	General Manager Financial Reporting